Cover	9 Months Ended
Sep. 30, 2023
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	Legend Biotech Corporation
Entity Central Index Key	0001801198
Document Period End Date	Sep. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q3
Current Fiscal Year End Date	--12-31
Amendment Flag	false